Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning Balance	$ 16,150	$ 13,331
Increases related to prior year tax positions	4	100
Decreases related to prior year tax positions	(2)	(12)
Increases related to current year tax positions	3,131	3,642
Lapse of statute of limitations	(1,138)	(911)
Ending Balance	$ 18,145	$ 16,150